CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007
Accounts receivable, allowance for doubtful accounts	$ 0	$ 18
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735	1,017,149
Common shares, outstanding	44,803,735	44,803,735